Condensed Consolidated Statements of Changes in Shareholders' Equity (deficit) (Unaudited) - USD ($) $ in Thousands		Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member]	Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]	Share Subscription Receivable [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2024					$ (500)		$ 169,145		$ 6,656	$ (361,130)	$ 6,562	$ 33,781	$ (145,486)
Shares, Outstanding, Beginning Balance at Dec. 31, 2024	[1]			4,560
Treasury Stock, Common, Shares at Dec. 31, 2024	[1]				(2)
Re-designation of authorized ordinary shares
[custom:StockIssuedDuringPeriodSharesRedesignationOfAuthorizedOrdinaryShares]	[1]	4,560		(4,560)
Issuance of ordinary shares							42,509						42,509
Stock Issued During Period, Shares, New Issues	[1]	21,182	1,334
Foreign currency translation adjustment											(3,229)	650	(2,579)
Changes in post-employment and termination benefits											454	302	756
Net income (loss)										(40,048)		(21,441)	(61,489)
Ending balance, value at Jun. 30, 2025					$ (500)		211,654		6,656	(401,178)	3,787	13,292	(166,289)
Shares, Outstanding, Ending Balance at Jun. 30, 2025	[1]	25,742	1,334
Treasury Stock, Common, Shares at Jun. 30, 2025	[1]				(2)
Beginning balance, value at Dec. 31, 2025		$ 2			$ (500)		515,833		6,656	(370,995)	(30)	6,520	$ 157,486
Shares, Outstanding, Beginning Balance at Dec. 31, 2025	[1]	19,560,823	1,334
Treasury Stock, Common, Shares at Dec. 31, 2025					(2)	[1]							2
Foreign currency translation adjustment											(2,822)	(1,142)	$ (3,964)
Net income (loss)										65,811		(1,601)	64,210
Issuance of Class A Ordinary Shares		$ 33					699,967	(700,000)
Issuance of class A ordinary shares, shares	[1]	331,753,557
Exercises of warrants
[custom:StockIssuedDuringPeriodSharesExerciseOfWarrants]	[1]	263,903
Deconsolidation of discontinued operations									(6,656)	6,656	2,852	(3,777)	(925)
Ending balance, value at Jun. 30, 2026		$ 35			$ (500)		$ 1,215,800	$ (700,000)		$ (298,528)			$ 216,807
Shares, Outstanding, Ending Balance at Jun. 30, 2026	[1]	351,578,283	1,334
Treasury Stock, Common, Shares at Jun. 30, 2026					(2)	[1]							2

[1]	Retrospectively restated for the effect of the Share Consolidation